Income Taxes (Details 1)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Summary of reconciliation of the federal statutory rate
Benefit for income taxes at federal statutory rate	34.00%	34.00%
Stateand local income taxes, net of federal benefit	5.70%	8.20%
Differences attributable to change in state business apportionment	(7.60%)	(6.20%)
Change in fair value of derivative liabilities	7.80%	19.30%
Loss on extinguishment of debt		(28.20%)
True-up	2.30%	5.80%
Other	(0.30%)	(0.50%)
Less valuation allowance	(41.90%)	(32.40%)
Effective income tax rate	0.00%	0.00%